Allianz Life Insurance Company of North America
1750 Hennepin Avenue
Minneapolis, MN  55403
(612) 347-6500

May 8, 2000

VIA EDGAR

_________

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street N.W.
Washington, D.C.  20549

     RE:     Allianz Life Variable Account B
             File No.  333-06709
             ________________________________

Dear Sir/Madam:

Pursuant to Securities Act Rule 497(j), we hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in the most recent Post-effective Amendment, which Amendment has been filed electronically.

If you have any questions or comments, please feel free to contact the undersigned.


Sincerely,

Allianz Life Insurance Company of North America


By:  /s/  Catherine L. Mielke
    ________________________________
          Catherine L. Mielke